Segment Information and Geographic Data - Summarized financial information by segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Net revenue	$ 63,227	$ 76,730	$ 288,540	$ 546,191	$ 858,370
Adjusted EBITDA	(13,538)	1,302	(15,145)	113,776	195,649
Legacy Business
Segment Reporting Information [Line Items]
Net revenue	48,767	67,637	253,417	506,437	838,627
Adjusted EBITDA	(15,553)	334	(15,932)	109,074	197,887
Digital Business
Segment Reporting Information [Line Items]
Net revenue	14,460	9,093	35,123	39,754	19,743
Adjusted EBITDA	$ 2,015	$ 968	$ 787	$ 4,702	$ (2,238)